Segment Information:	12 Months Ended
Dec. 31, 2020
Segment information:
Segment information:

Note 2 - Segment information:

The Company is a Mexican entity that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate and if necessary, condition and modernize nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. The Company operates two companies that provide administrative services: Servicios Aeroportuarios del Sureste, S. A. de C. V. and RH Asur, S. A. de C. V.

In addition, Cancún Airport holds an interest in the following subsidiaries: 100% in Caribbean Logistic,       S. A. de C. V. and Cargo RF, S. A. de C. V, companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancún Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, for the sale of all type of products.

As mentioned in Note 1, the Company controls 60% in Aerostar and 100% Airplan through equity interest.

The information by segments is shown as follows.

Year ended on											Holding &				Consolidation
December, 31 2018	Cancún		Aerostar (*)		Airplan (**)		Mérida			Villahermosa	Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	4,428,546	Ps.	1,700,859	Ps.	1,276,506	Ps.	469,879	Ps.	201,502		—	Ps.	865,618		—	Ps.	8,942,910
Non-aeronautical revenue		3,831,325		964,404		396,834		117,277		59,822	Ps.	1,684,204		162,345	Ps.	(1,684,654)		5,531,557
Revenue for construction services		205,834		360,004		312,375		4,831		15,604		—		37,126		—		935,774
Operating profit		5,206,971		882,381		239,893		297,468		113,038		605,860		433,358		—		7,778,969
Non-current assets		16,927,804		20,515,694		6,592,640		1,454,497		921,162		28,789,664		4,314,529		(29,335,081)		50,180,909

Total assets		19,002,035		21,607,145		6,905,451		1,857,958		1,241,529		29,525,000		5,377,784		(29,335,081)		56,181,821

Total liabilities		4,528,342		10,040,600		4,575,476		(25,257)		79,070		205,077		97,124		—		19,500,432

Improvements to assets under concession and acquisition of furniture and equipment in the period		364,795		772,009		415,042		7,116		12,671		—		64,692		—		1,636,325

Amortization and depreciation		(455,003)		(632,236)		(452,364)		(47,803)		(30,147)		(640)		(142,548)		—		(1,760,741)
Revenue recognized At point in time:
Aeronautical revenue		3,846,184		1,245,320		1,200,941		426,070		180,407		—		788,406		—		7,687,328
Non-aeronautical revenue		621,850																621,850
Total		4,468,034		1,245,320		1,200,941		426,070		180,407		—		788,406		—		8,309,178
Over a period time:
Aeronautical revenue		543,282		455,539		75,565		41,179		21,027		—		73,068		—		1,209,661
Non-aeronautical revenue		2,888,043		954,626		395,410		57,554		39,395		1,684,204		143,100		(1,684,654)		4,477,678
Revenue for construction services		205,834		360,004		312,375		4,831		15,604		—		37,126		—		935,774
Total	Ps.	3,637,160	Ps.	1,770,169	Ps.	783,350	Ps.	103,564	Ps.	76,027	Ps.	1,684,204	Ps.	253,294	Ps.	(1,684,654)	Ps.	6,623,114

(*)       Subsidiary located in Puerto Rico.

(**)     Subsidiary located in Colombia.

												Holding &				Consolidation
Year ended on December, 31 2019		Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	4,550,164	Ps.	1,870,428	Ps.	1,391,657	Ps.	579,727	Ps.	251,468			Ps.	953,531			Ps.	9,596,975
Non-aeronautical revenue		4,024,354		1,100,573		507,076		129,527		58,270	Ps.	1,748,731		169,120	Ps.	(1,749,181)		5,988,470
Revenue for construction services		249,127		335,148		175,998		134,104		57,225		284,591		—		1,236,193
Operating profit		5,355,787		1,068,148		441,413		384,115		152,041		585,440		494,350		—		8,481,294
Non-current assets		17,533,430		19,454,107		5,836,603		1,780,146		1,003,909		30,598,817		4,628,280		(31,165,267)		49,670,025
Total assets		21,463,802		20,468,947		6,573,460		1,981,396		1,301,195		31,343,675		5,548,880		(31,165,474)		57,515,881
Total liabilities		5,383,343		8,807,985		4,161,205		(27,836)		78,227		244,152		97,834		(206)		18,744,704
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,076,257		376,649		176,335		407,684		117,405		—		460,534		—		2,614,864
Amortization and depreciation		(463,988)		(659,873)		(482,130)		(48,371)		(30,693)		(7,194)		(144,648)		—		(1,836,897)
Revenue recognized At point in time:		—
Aeronautical revenue		3,933,693		1,369,066		1,322,648		530,736		229,217		—		870,622		—		8,255,982
Non-aeronautical revenue		662,485		233,106		—		—		—		—		—		—		895,591
Total		4,596,178		1,602,172		1,322,648		530,736		229,217		—		870,622		—		9,151,573
Over a period time:
Aeronautical revenue		616,471		501,362		69,009		48,991		22,251				82,909				1,340,993
Non-aeronautical revenue		3,361,869		867,467		507,076		129,527		58,270		1,748,731		169,120		(1,749,181)		5,092,879
Revenue for construction services		249,127		335,148		175,998		134,104		57,225		—		284,591		—		1,236,193
Total	Ps.	4,227,467	Ps.	1,703,977	Ps.	752,083	Ps.	312,622	Ps.	137,746	Ps.	1,748,731	Ps.	536,620	Ps.	(1,749,181)	Ps.	7,670,065

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December, 31 2020	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	2,218,230	Ps.	1,808,102	Ps.	488,981	Ps.	281,659	Ps.	132,751		—	Ps.	482,695		—	Ps.	5,412,418
Non-aeronautical revenue		2,252,157		740,450		296,961		90,431		42,103	Ps.	1,265,920		133,496	Ps.	(1,266,291)		3,555,227
Revenue for construction services		1,855,747		353,686		6,918		728,718		154,155		—		557,862		—		3,657,086
Operating profit		2,079,965		923,518		(242,234)		95,167		40,020		327,631		52,109		—		3,276,176
Non-current assets		18,899,582		20,229,990		5,604,037		2,426,454		1,097,864		33,164,914		5,029,721		(33,757,400)		52,695,162

Total assets		22,406,388		21,630,906		6,090,371		2,913,304		1,345,826		33,834,595		5,947,221		(33,757,400)		60,411,211

Total liabilities		5,557,692		8,934,439		3,826,600		49,910		78,198		184,800		86,366		—		18,718,005

Improvements to assets under concession and acquisition of furniture and equipment in the period		1,720,381		400,500		6,918		570,940		118,736		—		511,085		—		3,328,560
Amortization and depreciation		(487,333)		(746,524)		(461,563)		(49,427)		(31,897)		(6,976)		(151,046)		—		(1,934,766)
Revenue recognized
At point in time:
Aeronautical revenue		1,888,076		953,715		459,655		254,210		120,688		—		439,320		—		4,115,664
Non-aeronautical revenue		319,367		142,135		—		—		—		—		—		—		461,502

Total		2,207,443		1,095,850		459,655		254,210		120,688		—		439,320		—		4,577,166

Over a period time:
Aeronautical revenue		330,154		854,387		29,326		27,449		12,063		—		43,375		—		1,296,754
Non-aeronautical revenue		1,932,790		598,315		296,961		90,431		42,103		1,265,920		133,496		(1,266,291)		3,093,725
Revenue for construction services		1,855,747		353,686		6,918		728,718		154,155		—		557,862		—		3,657,086
Total	Ps.	4,118,691	Ps.	1,806,388	Ps.	333,205	Ps.	846,598	Ps.	208,321	Ps.	1,265,920	Ps.	734,733	Ps.	(1,266,291)	Ps.	8,047,565

(*)    Subsidiary located in Puerto Rico

(**)  Subsidiary located in Colombia